Property and equipment, net	12 Months Ended
Dec. 31, 2016
Property and equipment, net [Abstract]
Property and equipment, net
6.	Property and equipment, net

Property and equipment consisted of the following:

	December 31, 2015	December 31, 2016
	US$	US$
Corporate aircraft (Note 13)	40,693,020	37,095,612
Vehicles	4,636,135	4,748,877
Furniture and fixtures	7,044,387	8,996,395

Total	52,373,542	50,840,884
Accumulated depreciation	(13,050,220)	(16,750,788)

Property and equipment, net	39,323,322	34,090,096

Depreciation expense for property and equipment for the year ended December 31, 2016 amounted to US$5,093,038 (2014: US$4,543,419; 2015: US$4,947,575) which includes amortization expense related to the corporate aircraft capital lease (Note 13) amounting to US$2,461,283 (2014: US$2,868,205; 2015: US$2,713,085).

Accumulated depreciation expense for property and equipment as of December 31, 2016 amounted to US$16,750,788 (2014: US$8,543,148; 2015: US$13,050,220) which includes accumulated amortization expense related to the corporate aircraft capital lease (Note 13) amounting to US$8,175,540 (2014: US$3,585,257; 2015: US$6,104,441).